Mineral Properties, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	May 18, 2018	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Gains on sale of mineral properties, plant and equipment (Note 12)			$ 3,858	$ 7,973
Other disposals of assets [member] | Minera Aquiline Argentina SA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percent of shares of Minera Aquiline Argentina SA sold (percent)		100.00%
Consideration for held-for-sale assets sold		$ 15,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 10,000	$ 5,000
Gains on sale of mineral properties, plant and equipment (Note 12)			8,000
Gain on disposals of property, plant and equipment, net of tax expense			$ 6,000